Expense Example - Pear Tree Polaris International Opportunities Fund	Nov. 19, 2025 USD ($)
Ordinary Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 143
Expense Example, with Redemption, 3 Years	467
Expense Example, with Redemption, 5 Years	814
Expense Example, with Redemption, 10 Years	1,793
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	382
Expense Example, with Redemption, 5 Years	683
Expense Example, with Redemption, 10 Years	1,541
R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	342
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	$ 1,359